Supplement to the
Fidelity Freedom® Index Funds
Institutional Premium Class
May 30, 2020
Pros pectus

The following information replaces similar information for Fidelity Freedom® Index Income Fund found in the “Fund Summary” section under the “Purchase and Sale of Shares” heading.

Institutional Premium Class shares have a minimum initial investment of $5 million. The fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Fidelity Freedom® Index 2005 Fund found in the “Fund Summary” section under the “Purchase and Sale of Shares” heading.

Institutional Premium Class shares have a minimum initial investment of $5 million. The fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Fidelity Freedom® Index 2010 Fund found in the “Fund Summary” section under the “Purchase and Sale of Shares” heading.

Institutional Premium Class shares have a minimum initial investment of $5 million. The fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Fidelity Freedom® Index 2015 Fund found in the “Fund Summary” section under the “Purchase and Sale of Shares” heading.

Institutional Premium Class shares have a minimum initial investment of $5 million. The fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Fidelity Freedom® Index 2020 Fund found in the “Fund Summary” section under the “Purchase and Sale of Shares” heading.

Institutional Premium Class shares have a minimum initial investment of $5 million. The fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Fidelity Freedom® Index 2025 Fund found in the “Fund Summary” section under the “Purchase and Sale of Shares” heading.

Institutional Premium Class shares have a minimum initial investment of $5 million. The fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Fidelity Freedom® Index 2030 Fund found in the “Fund Summary” section under the “Purchase and Sale of Shares” heading.

Institutional Premium Class shares have a minimum initial investment of $5 million. The fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Fidelity Freedom® Index 2035 Fund found in the “Fund Summary” section under the “Purchase and Sale of Shares” heading.

Institutional Premium Class shares have a minimum initial investment of $5 million. The fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Fidelity Freedom® Index 2040 Fund found in the “Fund Summary” section under the “Purchase and Sale of Shares” heading.

Institutional Premium Class shares have a minimum initial investment of $5 million. The fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Fidelity Freedom® Index 2045 Fund found in the “Fund Summary” section under the “Purchase and Sale of Shares” heading.

Institutional Premium Class shares have a minimum initial investment of $5 million. The fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Fidelity Freedom® Index 2050 Fund found in the “Fund Summary” section under the “Purchase and Sale of Shares” heading.

Institutional Premium Class shares have a minimum initial investment of $5 million. The fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Fidelity Freedom® Index 2055 Fund found in the “Fund Summary” section under the “Purchase and Sale of Shares” heading.

Institutional Premium Class shares have a minimum initial investment of $5 million. The fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Fidelity Freedom® Index 2060 Fund found in the “Fund Summary” section under the “Purchase and Sale of Shares” heading.

Institutional Premium Class shares have a minimum initial investment of $5 million. The fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information for Fidelity Freedom® Index 2065 Fund found in the “Fund Summary” section under the “Purchase and Sale of Shares” heading.

Institutional Premium Class shares have a minimum initial investment of $5 million. The fund may waive or lower purchase minimums in other circumstances.

The following information replaces similar information found in the “Shareholder Information” section under the “Qualified Wrap Programs” heading.

A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $5 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give the Adviser sufficient information to permit the Adviser to identify the individual accounts in the wrap program.

FRX-CW-21-01 1.9866976.103	January 19, 2021